Summary of Significant Accounting Policies - Additional Information (Details) $ / shares in Units, shares in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($) Plan $ / shares shares	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) Plan $ / shares shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Jun. 03, 2021 shares
Number of days from which warrants become exercisable after the consummation of business combination			30 days
Warrants and rights outstanding term	5 years		5 years
Number of days from which warrants cannot be exercisable saleable after the completion of business combination			30 days
Share price | $ / shares	$ 18.00		$ 18.00
Cash FDIC Insured Amount	$ 300,000		$ 300,000
Restricted cash balances	$ 600,000		$ 600,000
Number of health plan | Plan	2		2
Accounts receivable	$ 131,831,000		$ 131,831,000		$ 76,709,000
Allowance for doubtful accounts receivable	0		0		0
Unpaid service provider cost			500,000	$ 5,400,000
Loss contingency insurance policy, deductible			100,000
Loss contingency insurance policy, insurance reimbursements	800,000	$ 0	1,800,000	0
Loss contingency insurance policy, Premiums	1,800,000	1,200,000	3,500,000	2,300,000
Insurance recoveries			1,500,000		2,500,000
Loss on extinguishment of debt	(13,225,000)		(13,225,000)
Amortization of debt issuance costs	1,100,000	800,000	3,300,000	800,000
Impairment to goodwill			0	0
Debt issuance costs and debt discounts premium, Net	$ 16,800,000		16,800,000		24,900,000
Extinguishment of debt, amount			$ 400,000,000.0
Former Owner And Sole Managing Member of PCIH
Percentage of voting rights held	64.30%		64.30%
Percentage of economic rights held	64.30%		64.30%
Former Stock Holders Of Jaws And Pipe Investors
Percentage of voting rights held	35.70%		35.70%
Percentage of economic rights held	35.70%		35.70%
Percentage of managing rights	100.00%		100.00%
Leaseholds and Leasehold Improvements
Property plant and equipment useful life			15 years
Selling, General and Administrative Expenses
Advertising and Marketing expense	$ 3,100,000	$ 1,200,000	$ 5,600,000	$ 2,600,000
Professional and General Liability
Malpractice insurance policy with a coverage limit			1,000,000.0
Malpractice insurance policy with a aggregate coverage limit			3,000,000.0
Umbrella Insurance policy coverage			5,000,000.0
Insurance claim liabilities	400,000		400,000		100,000
Notes Payable
Debt issuance costs and debt discounts premium, Net	16,100,000		16,100,000		18,500,000
Prepaid Expenses and Other Current Assets
Debt issuance costs and debt discounts premium, Net	200,000		200,000		5,800,000
Other Assets
Debt issuance costs and debt discounts premium, Net	500,000		$ 500,000		600,000
Maximum
Loss contingency insurance policy, Maximum Coverage limit					2,000,000.0
Property plant and equipment useful life			15 years
Estimated useful life of intangible assets			20 years
Minimum
Property plant and equipment useful life			3 years
Estimated useful life of intangible assets			1 year
Medicare risk adjustment
Accounts receivable	$ 82,000,000.0		$ 82,000,000.0		$ 18,100,000
Revenue Benchmark
Concentration risk percentage	64.90%	68.00%	68.60%	65.10%
Accounts Receivable
Concentration risk percentage			60.00%		67.10%
Significant Vendor
Concentration risk percentage	96.00%	100.00%	96.00%	100.00%
Public Warrants
Warrants outstanding | shares	23,000		23,000			23,000
Private Placement Warrants
Warrants outstanding | shares	10,530		10,530			10,530